Document and Entity Information	Nov. 16, 2021
Details
Registrant CIK	0001017616
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	Tonner-One World Holdings, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-13869
Entity Tax Identification Number	87-0429198
Entity Address, Address Line One	1333 N BUFFALO DR STE 210
Entity Address, City or Town	LAS VEGAS
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89128
Entity Address, Country	US
City Area Code	424
Local Phone Number	337-0233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false